Going concern	3 Months Ended	9 Months Ended
	Oct. 31, 2022	Sep. 30, 2022
Going concern
EUDA Health Limited [Member]
Going concern

Note 2 – Going concern

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Debt financing in the form of short term borrowings from bank, private lender, third parties and related parties and cash generated from operations have been utilized to finance the working capital requirements of the Company. As of September 30, 2022, the Company’s working deficit was approximately $4.0 million and the Company had cash of approximately $0.3 million. The Company has experienced recurring losses from operations and negative cash flows from operating activities since 2020. In addition, the Company had, and may potentially continue to have, an ongoing need to raise additional cash from outside sources to fund its expansion plan and related operations. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure. In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these unaudited condensed consolidated financial statements are issued.

If the Company is unable to generate sufficient funds to finance the working capital requirements of the Company within the normal operating cycle of a twelve-month period from the date of these unaudited condensed financial statements are issued, the Company may have to consider supplementing its available sources of funds through the following sources:

●	other available sources of financing from Singapore banks and other financial institutions or private lender;
●	financial support and credit guarantee commitments from the Company’s related parties; and
●	equity financing.

The Company can make no assurances that required financings will be available for the amounts needed, or on terms commercially acceptable to the Company, if at all. If one or all of these events does not occur or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and would materially adversely affect its ability to continue as a going concern.

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty.